SEGMENTAL INFORMATION - REVENUE BY MAJOR CUSTOMERS (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) segment charter	Sep. 30, 2015 USD ($) charter
Segment Reporting [Abstract]
Number of reportable segments | segment			1
Number of charterers | charter			9	9
Petrobras
Revenue, Major Customer
Total operating revenues	$ 25,872	$ 25,056	$ 75,542	$ 74,562
PTNR
Revenue, Major Customer
Total operating revenues	16,966	16,758	50,807	50,568
Golar LNG Limited
Revenue, Major Customer
Total operating revenues	7,360	8,280	21,920	33,275
KNPC
Revenue, Major Customer
Total operating revenues	14,252	14,252	33,402	33,151
DUSUP
Revenue, Major Customer
Total operating revenues	11,613	12,002	34,852	29,565
Jordan
Revenue, Major Customer
Total operating revenues	$ 14,344	$ 14,250	$ 42,721	$ 23,405
Revenues | Customer Concentration Risk | Petrobras
Revenue, Major Customer
Revenue from major customer (percentage)	23.00%	22.00%	23.00%	23.00%
Revenues | Customer Concentration Risk | PTNR
Revenue, Major Customer
Revenue from major customer (percentage)	15.00%	15.00%	16.00%	16.00%
Revenues | Customer Concentration Risk | Golar LNG Limited
Revenue, Major Customer
Revenue from major customer (percentage)	6.00%	7.00%	7.00%	10.00%
Revenues | Customer Concentration Risk | KNPC
Revenue, Major Customer
Revenue from major customer (percentage)	13.00%	12.00%	10.00%	10.00%
Revenues | Customer Concentration Risk | DUSUP
Revenue, Major Customer
Revenue from major customer (percentage)	10.00%	11.00%	11.00%	9.00%
Revenues | Customer Concentration Risk | Jordan
Revenue, Major Customer
Revenue from major customer (percentage)	13.00%	12.00%	13.00%	7.00%